CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 5.8%
	COMMODITY - 5.8%
117,733	Sprott Physical Gold Trust(a)	$ 1,683,582
	TOTAL CLOSED END FUNDS (Cost $1,704,056)

	EXCHANGE-TRADED FUNDS — 95.8%
	COMMODITY - 1.2%
22,546	Invesco Optimum Yield Diversified Commodity	341,797

	EQUITY - 64.1%
97,000	Fidelity MSCI Utilities Index ETF	4,343,660
9,885	Invesco Nasdaq 100 ETF	1,475,929
144,264	Invesco S&P 500 Downside Hedge ETF	5,362,292
3,722	Invesco S&P 500 Low Volatility ETF	243,233
4,074	Invesco S&P 500 Quality ETF	207,693
7,055	iShares Core S&P Small-Cap ETF	749,594
18,441	iShares MSCI India ETF	845,889
842	iShares MSCI USA Momentum Factor ETF	139,267
3,103	Schwab U.S. Large-Cap Value ETF	220,623
1,437	Schwab US Small-Cap ETF	134,029
4,095	SPDR S&P Dividend ETF	517,321
7,056	Vanguard Dividend Appreciation ETF	1,147,588
75,068	Xtrackers S&P 500 ESG ETF	3,045,509
		18,432,627
	FIXED INCOME - 30.5%
8,982	iShares 0-5 Year TIPS Bond ETF	943,829
2,515	iShares iBoxx $ Investment Grade Corporate Bond ETF	321,316
39,605	iShares US Treasury Bond ETF	1,028,938
42,526	Janus Henderson Short Duration Income ETF	2,102,485
14,015	SPDR Bloomberg High Yield Bond ETF	1,479,564
30,840	SPDR Portfolio Long Term Treasury ETF	1,251,796
46,962	SPDR Portfolio TIPS ETF	1,445,490
4,023	Vanguard Total International Bond ETF	218,851
		8,792,269

CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.8% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,386,807)	$ 27,566,693

	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
22	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.05% (Cost $22)(c)	22

	TOTAL INVESTMENTS - 101.6% (Cost $29,090,885)	$ 29,250,297
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(450,590)
	NET ASSETS - 100.0%	$ 28,799,707

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

CMG TACTICAL ALL ASSET STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.7%
	COMMODITY - 10.2%
41,949	Invesco Optimum Yield Diversified Commodity	$ 635,947

	EQUITY - 78.8%
10,261	Energy Select Sector SPDR Fund	676,405
14,311	Fidelity MSCI Utilities Index ETF	640,847
3,309	Invesco QQQ Trust Series 1	1,201,331
2,400	iShares Transportation Average ETF	619,464
1,326	SPDR S&P 500 ETF Trust	596,581
5,431	Vanguard Real Estate ETF	576,989
4,292	Vanguard Value ETF	624,615
		4,936,232
	FIXED INCOME - 9.7%
4,251	iShares 20+ Year Treasury Bond ETF	605,300

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,113,160)	6,177,479

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
61,275	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.05% (Cost $61,293)(a)	61,288

	TOTAL INVESTMENTS - 99.7% (Cost $6,174,453)	$ 6,238,767
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	21,586
	NET ASSETS - 100.0%	$ 6,260,353

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

CMG TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.5%
	FIXED INCOME - 87.5%
35,310	Janus Henderson Short Duration Income ETF	$ 1,745,726
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,750,843)

	SHORT-TERM INVESTMENTS — 13.1%
	MONEY MARKET FUNDS - 13.1%
261,507	Federated Hermes Institutional Prime Obligations, Institutional Class, 0.05% (Cost $261,586)(a)	261,560

	TOTAL INVESTMENTS - 100.6% (Cost $2,012,429)	$ 2,007,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(12,757)
	NET ASSETS - 100.0%	$ 1,994,529

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.